S-4 Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Jun. 30, 2023 $ / shares yr	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 $ / shares yr
Warrant price | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input	0.04		0.04
Working Capital Loan:
Working capital loan		0.04	0.55
Exercise price [Member] | TLG Acquisition One Corp
Derivative Warrant Liabilities:
Warrants, measurement input			11.50
Stock price [Member] | TLG Acquisition One Corp
Derivative Warrant Liabilities:
Warrants, measurement input			9.73
Probability of Business Combination | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input	0.8000		0.8000
Working Capital Loan:
Working capital loan		0.8000	1.0000
Term
Derivative Warrant Liabilities:
Warrants, measurement input		2	2
Term | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input | yr	0.25		0.25
Derivative Warrant Liabilities:
Warrants, measurement input | yr			5
Working Capital Loan:
Working capital loan | yr		0.25	1.00
Volatility | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input	0.0001		0.0001
Derivative Warrant Liabilities:
Warrants, measurement input			0.105
Working Capital Loan:
Working capital loan		0.0001	0.0900
Risk-free interest rate
Derivative Warrant Liabilities:
Warrants, measurement input		0.029	0.007
Risk-free interest rate | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input	0.0352		0.0399
Derivative Warrant Liabilities:
Warrants, measurement input			0.0144
Working Capital Loan:
Working capital loan		0.0399	0.0137
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input			0.20
Discount rate | TLG Acquisition One Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument measurement input	0.1380		0.1576
Working Capital Loan:
Working capital loan		0.1576	0.0796